Shareholder Report, Line Graph (Details) LMZ0500_Franklin Multi-Asset Growth Fund_Class A_TSR Annual {Class A} - USD ($)												12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 21,459	$ 17,982	$ 16,095	$ 17,158	$ 15,148	$ 13,545	$ 12,303	$ 13,163	$ 10,997	$ 9,425	$ 24,692
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Index
Accumulated Value		35,474	28,084	23,571	25,688	21,624	17,948	14,891	15,235	12,173	10,000	$ 40,910
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Index
Accumulated Value		11,274	11,046	10,819	11,806	12,167	11,619	10,597	10,363	10,145	10,000	$ 12,047
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Composite Benchmark†
Accumulated Value		$ 25,982	$ 21,976	$ 19,578	$ 20,816	$ 18,943	$ 16,056	$ 13,918	$ 14,456	$ 11,952	$ 10,000	$ 30,493

[1]
†	The Fund’s Composite Benchmark is comprised of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. High Yield—2% Issuer Cap Index.